Document and Entity Information	Mar. 29, 2022
Cover [Abstract]
Entity Registrant Name	OWENS & MINOR INC/VA/
Entity Address, State or Province	VA
Amendment Flag	false
Entity Central Index Key	0000075252
Document Type	8-K
Document Period End Date	Mar. 29, 2022
Entity Incorporation State Country Code	VA
Entity File Number	001-09810
Entity Tax Identification Number	54-1701843
Entity Address, Address Line One	9120 Lockwood Blvd.
Entity Address, City or Town	Mechanicsville
Entity Address, Postal Zip Code	23116
City Area Code	(804)
Local Phone Number	723-7000
Security 12b Title	Common Stock, $2 par value per share
Trading Symbol	OMI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false